OTHER OPERATING INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER OPERATING INCOME AND EXPENSES
Schedule of analysis of other operating income and expenses

The analysis of other operating income and expenses for the years ended 31 December 2024, 2023 and 2022 is as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2024	2023	2022

Other operating expenses:
Provision for doubtful receivables	(413,567)	(71,388)	(41,549)
Consultancy	(303,124)	(406,081)	(328,377)
Utilities	(249,158)	(200,661)	(168,992)
License fee (Note 12)	(180,023)	—	—
Insurance	(129,781)	(161,333)	(171,968)
Rent	(126,641)	(56,891)	(39,862)
Credit card processing	(56,208)	(124,693)	(87,856)
Maintenance	(48,273)	(29,325)	(19,215)
Vehicle fuel	(38,912)	(36,473)	(48,724)
Travel	(34,713)	(28,664)	(10,364)
Irrecoverable value added tax	(30,586)	(28,229)	(18,392)
Internet line	(17,371)	(17,071)	(15,970)
Credit card chargebacks	(8,974)	(4,698)	(9,068)
Stationary	(6,537)	(5,024)	(2,138)
Witholding tax payments (*)	(1,531)	(107,582)	—
Other legal provisions	—	(13,627)	(28,603)
Provision for Turkish Capital Markets Board fee (Note 12)	—	(34,691)	(56,488)
Settlement provision (Note 12)	—	—	(667,683)
Other	(364,648)	(307,655)	(250,670)
	(2,010,047)	(1,634,086)	(1,965,919)

Other operating income:
Depository income	119,075	86,985	78,194
Bank promotion income	70,886	100,329	11,298
Partnership income	58,900	29,450	—
Services charged	22,972	30,620	23,031
Income from scrap packaging materials sales	7,066	4,009	6,692
Reversal of doubtfull provisions	6,542	4,912	1,834
Withholding tax return income (*)	—	—	20,223
Reversal of provision for Competition Authority investigation (Note 12)	—	208,736	13,795
Contribution income (**)	—	175,882	—
Other	79,390	50,620	32,048

	364,831	691,543	187,115

(*)Witholding tax returns are in connection with the advertising services received from digital advertising platforms. The Group has previously received witholding tax amounts from the tax authority as a result of the positive outcome of objection lawsuits filed by the Group against the tax authority. Such amounts were recognised as other operating income in 2021 and 2022 upon recollection. The Council of State overruled the positive decision of the primary court in 2023 and 2024 and accordingly, the Group repaid such amounts in 2023 and 2024.

NOTE 17 – OTHER OPERATING INCOME AND EXPENSES (Continued)

(**)On 5 December 2022, the Company and TurkCommerce B.V. entered into a binding term sheet according to which TurkCommerce B.V. agreed to contribute TRY175,882 thousand (USD3,975 thousand) provided that the two class actions involving the Company to be settled and certain other conditions to be met. On 28 September 2023, subsequent to meeting all conditions in the binding term sheet, the Company signed a contribution agreement with TurkCommerce B.V. for a collection of TRY175,882 thousand (USD3,975 thousand) which has been collected by the Group by purchase of treasury shares (Note 15).